Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Subsidiary Acquired
a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits	April 30, 2018	100.00	$168,440,585
AMPI	Engaged in the manufacturing of integrated circuit	April 30, 2019	50.97	$250,000	$8,358
ASEEE	Engaged in the production of embedded substrate	April 26, 2019	51.00	$—	$—
UGPL	Engaged in designing, miniaturization, material sourcing, manufacturing, logistics, and after services of electronic devices and modules	October 31, 2019	60.00	$313,057	$10,467

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition
a.	Assets acquired and liabilities assumed at the date of acquisition

	SPIL	AMPI	ASEEE	UGPL
	NT$	NT$	NT$	NT$

Assets
Cash and cash equivalents	$20,088,970	$349,496	$23,197	$108,718
Trade and other receivables	15,840,649	371,144	5,732	58,713
Inventories	5,693,644	403,887	11,033	229
Property, plant and equipment	81,985,622	683,207	1,361,572	525,048
Intangible assets	31,354,386	128,900	290,757	11,704
Others	24,945,922	237,766	317,888	99,112
Liabilities
Trade and other payables	(19,755,598)	(224,295)	(133,278)	(217,887)
Borrowings and bonds payables	(24,157,174)	(951,519)	(1,371,395)	(190,737)
Others	(3,963,201)	(148,723)	(290,273)	(63,708)

Fair value of identifiable net assets acquired	$132,033,220	$849,863	$215,233	$331,192

		AMPI	ASEEE	UGPL
		US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Assets
Cash and cash equivalents		$11,685	$776	$3,635
Trade and other receivables		12,409	192	1,963
Inventories		13,503	369	8
Property, plant and equipment		22,842	45,522	17,554
Intangible assets		4,310	9,721	391
Others		7,949	10,628	3,314
Liabilities
Trade and other payables		(7,499)	(4,456)	(7,285)
Borrowings and bonds payables		(31,813)	(45,851)	(6,377)
Others		(4,972)	(9,705)	(2,130)

Fair value of identifiable net assets acquired		$28,414	$7,196	$11,073

Summary of Goodwill Recognized on Acquisition
c.	Goodwill recognized on acquisitions

	SPIL	AMPI	ASEEE	UGPL
	NT$	NT$	NT$	NT$

Consideration transferred	$168,440,585	$250,000	$—	$313,057
Add: Fair value of investments previously owned	—	315,925	117,609	—
Add: Non-controlling interests	3,582,866	416,716	105,464	142,494
Less: Fair value of identifiable net assets acquired	(132,033,220)	(849,863)	(215,233)	(331,192)

Goodwill recognized on acquisition	$39,990,231	$132,778	$7,840	$124,359

	AMPI	ASEEE	UGPL
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Consideration transferred	$8,358	$—	$10,467
Add: Fair value of investments previously owned	10,563	3,932	—
Add: Non-controlling interests	13,932	3,526	4,764
Less: Fair value of identifiable net assets acquired	(28,414)	(7,196)	(11,073)

Goodwill recognized on acquisition	$4,439	$262	$4,158

Summary of Net Cash Outflow on Acquisition of Subsidiaries
d.	Net cash outflow (inflow) on acquisition of subsidiaries

	SPIL	AMPI	ASEEE	UGPL
	NT$	NT$	NT$	NT$

Consideration paid in cash	$168,440,585	$250,000	$—	$313,057
Less: Payable for consideration representing the ordinary shares originally held by ASE	(53,109,760)	—	—	—
Less: Cash and cash equivalent acquired	(20,088,970)	(349,496)	(23,197)	(108,718)

Net cash outflow (inflow) on acquisition of subsidiaries	$95,241,855	$(99,496)	$(23,197)	$204,339

	AMPI	ASEEE	UGPL
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Consideration paid in cash	$8,358	$—	$10,467
Less: Cash and cash equivalent acquired	(11,685)	(775)	(3,635)

Net cash outflow (inflow) on acquisition of subsidiaries	$(3,327)	$(775)	$6,832

Summary of Impact of Acquisitions by Comprehensive Income
e .	Impact of acquisitions on the results of the Group

The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	SPIL (For the Period from April 30, 2018 through December 31, 2018)	AMPI (For the Period from April 30, 2019 through December 31, 2019)	ASEEE (For the Period from April 26, 2019 through December 31, 2019)	UGPL (For the Period from October 31, 2019 through December 31, 2019)
	NT$	NT$	NT$	NT$

Operating revenue	$61,247,727	$704,243	$(1,159)	$39,080
Net profit (loss)	$7,629,382	$(217,163)	$(469,598)	$(11,995)

	AMPI (For the Period from April 30, 2019 through December 31, 2019)	ASEEE (For the Period from April 26, 2019 through December 31, 2019)	UGPL (For the Period from October 31, 2019 through December 31, 2019)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Operating revenue	$23,545	$(39)	$1,307
Net loss	$(7,261)	$(15,700)	$(401)